Condensed Consolidating Financial Statements (Condensed Consolidating Statements of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities	$ 493.5	$ 564.8
Investing Activities
Capital expenditures	(1,181.0)	(747.2)
Insurance recoveries	2.1	11.3
Changes in short-term lendings-affiliated	145.5	(57.2)
Proceeds from disposition of assets	77.6	9.3
Contributions to equity investees	(1.4)	(69.2)
Distributions from equity investees	16.0	0.0
Other investing activities	(27.4)	(7.1)
Net Cash Flows used for Investing Activities	(968.6)	(860.1)
Financing Activities
Change in short-term borrowings	15.0	0.0
Change in short-term borrowings-affiliated	(252.5)	(467.1)
Issuance of long-term debt	2,745.9	0.0
Debt related costs	(23.6)	(6.4)
Issuance of long-term debt-affiliated	1,217.3	768.9
Payments of long-term debt-affiliated, including current portion	(2,807.8)	0.0
Proceeds from issuance of common units, net of offering costs	1,168.4	0.0
Issuance of common stock, net of offering costs	1,394.7	0.0
Contribution of capital from parent	0.0
Distribution of IPO proceeds to parent	(500.0)	0.0
Distribution to NiSource	(1,450.0)	0.0
Quarterly distributions to unitholders	0.0
Distribution to noncontrolling interest in Columbia OpCo	0.0
Distribution received from Columbia OpCo	0.0
Distribution to noncontrolling interest	23.2	0.0
Dividends paid - common stock	(79.5)	0.0
Transfer from parent	0.8	0.0
Net Cash Flows from Financing Activities	1,405.5	295.4
Change in cash and cash equivalents	930.4	0.1
Cash and cash equivalents at beginning of period	0.5	0.4
Cash and cash equivalents at beginning of period	930.9	0.5	$ 0.4
Columbia Pipeline Group
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities	(29.7)	0.0
Investing Activities
Capital expenditures	0.0	0.0
Insurance recoveries	0.0	0.0
Changes in short-term lendings-affiliated	0.0	0.0
Proceeds from disposition of assets	0.0	0.0
Contributions to equity investees	0.0	0.0
Distributions from equity investees	0.0
Other investing activities	(5.2)	0.0
Net Cash Flows used for Investing Activities	(5.2)	0.0
Financing Activities
Change in short-term borrowings	0.0
Change in short-term borrowings-affiliated	99.0	0.0
Issuance of long-term debt	2,745.9
Debt related costs	(27.9)	0.0
Issuance of long-term debt-affiliated	0.0	0.0
Payments of long-term debt-affiliated, including current portion	(1,848.2)
Proceeds from issuance of common units, net of offering costs	0.0
Issuance of common stock, net of offering costs	1,394.7
Contribution of capital from parent	0.0
Distribution of IPO proceeds to parent	0.0
Distribution to NiSource	(1,450.0)	0.0
Quarterly distributions to unitholders	0.0
Distribution to noncontrolling interest in Columbia OpCo	0.0
Distribution received from Columbia OpCo	0.0
Distribution to noncontrolling interest	0.0
Dividends paid - common stock	(79.5)
Transfer from parent	0.9
Net Cash Flows from Financing Activities	834.9	0.0
Change in cash and cash equivalents	800.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0
Cash and cash equivalents at beginning of period	800.0	0.0	0.0
Columbia Energy Group
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities	(49.6)	(3.7)
Investing Activities
Capital expenditures	(32.7)	0.0
Insurance recoveries	0.0	0.0
Changes in short-term lendings-affiliated	(83.9)	4.8
Proceeds from disposition of assets	26.2	0.0
Contributions to equity investees	(1,217.3)	0.0
Distributions from equity investees	0.0
Other investing activities	0.0	0.0
Net Cash Flows used for Investing Activities	(1,307.7)	4.8
Financing Activities
Change in short-term borrowings	0.0
Change in short-term borrowings-affiliated	(5.1)	5.2
Issuance of long-term debt	0.0
Debt related costs	6.3	(6.3)
Issuance of long-term debt-affiliated	1,217.3	0.0
Payments of long-term debt-affiliated, including current portion	0.0
Proceeds from issuance of common units, net of offering costs	0.0
Issuance of common stock, net of offering costs	0.0
Contribution of capital from parent	0.0
Distribution of IPO proceeds to parent	0.0
Distribution to NiSource	0.0	0.0
Quarterly distributions to unitholders	0.0
Distribution to noncontrolling interest in Columbia OpCo	0.0
Distribution received from Columbia OpCo	187.3
Distribution to noncontrolling interest	0.0
Dividends paid - common stock	0.0
Transfer from parent	(1.8)
Net Cash Flows from Financing Activities	1,404.0	(1.1)
Change in cash and cash equivalents	46.7	0.0
Cash and cash equivalents at beginning of period	0.0	0.0
Cash and cash equivalents at beginning of period	46.7	0.0	0.0
Columbia OpCo
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities	3.5	0.0
Investing Activities
Capital expenditures	0.0	0.0
Insurance recoveries	0.0	0.0
Changes in short-term lendings-affiliated	(3.3)	0.0
Proceeds from disposition of assets	0.0	0.0
Contributions to equity investees	(446.2)	0.0
Distributions from equity investees	0.0
Other investing activities	0.0	0.0
Net Cash Flows used for Investing Activities	(449.5)	0.0
Financing Activities
Change in short-term borrowings	0.0
Change in short-term borrowings-affiliated	0.0	0.0
Issuance of long-term debt	0.0
Debt related costs	0.0	0.0
Issuance of long-term debt-affiliated	0.0	0.0
Payments of long-term debt-affiliated, including current portion	0.0
Proceeds from issuance of common units, net of offering costs	1,170.0
Issuance of common stock, net of offering costs	0.0
Contribution of capital from parent	0.0
Distribution of IPO proceeds to parent	(500.0)
Distribution to NiSource	0.0	0.0
Quarterly distributions to unitholders	0.0
Distribution to noncontrolling interest in Columbia OpCo	(187.3)
Distribution received from Columbia OpCo	0.0
Distribution to noncontrolling interest	0.0
Dividends paid - common stock	0.0
Transfer from parent	(34.8)
Net Cash Flows from Financing Activities	447.9	0.0
Change in cash and cash equivalents	1.9	0.0
Cash and cash equivalents at beginning of period	0.0	0.0
Cash and cash equivalents at beginning of period	1.9	0.0	0.0
CPG OpCo GP
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities	0.0	0.0
Investing Activities
Capital expenditures	0.0	0.0
Insurance recoveries	0.0	0.0
Changes in short-term lendings-affiliated	0.0	0.0
Proceeds from disposition of assets	0.0	0.0
Contributions to equity investees	0.0	0.0
Distributions from equity investees	0.0
Other investing activities	0.0	0.0
Net Cash Flows used for Investing Activities	0.0	0.0
Financing Activities
Change in short-term borrowings	0.0
Change in short-term borrowings-affiliated	0.0	0.0
Issuance of long-term debt	0.0
Debt related costs	0.0	0.0
Issuance of long-term debt-affiliated	0.0	0.0
Payments of long-term debt-affiliated, including current portion	0.0
Proceeds from issuance of common units, net of offering costs	0.0
Issuance of common stock, net of offering costs	0.0
Contribution of capital from parent	0.0
Distribution of IPO proceeds to parent	0.0
Distribution to NiSource	0.0	0.0
Quarterly distributions to unitholders	0.0
Distribution to noncontrolling interest in Columbia OpCo	0.0
Distribution received from Columbia OpCo	0.0
Distribution to noncontrolling interest	0.0
Dividends paid - common stock	0.0
Transfer from parent	0.0
Net Cash Flows from Financing Activities	0.0	0.0
Change in cash and cash equivalents	0.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0	0.0
Non-Guarantor Subsidiaries
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities	589.5	570.7
Investing Activities
Capital expenditures	(1,181.0)	(747.2)
Insurance recoveries	2.1	11.3
Changes in short-term lendings-affiliated	(0.6)	(62.0)
Proceeds from disposition of assets	84.1	9.3
Contributions to equity investees	(1.4)	(69.2)
Distributions from equity investees	16.0
Other investing activities	(22.2)	(7.1)
Net Cash Flows used for Investing Activities	(1,103.0)	(864.9)
Financing Activities
Change in short-term borrowings	15.0
Change in short-term borrowings-affiliated	(113.1)	(472.3)
Issuance of long-term debt	0.0
Debt related costs	(2.0)	(0.1)
Issuance of long-term debt-affiliated	0.0	768.9
Payments of long-term debt-affiliated, including current portion	(959.6)
Proceeds from issuance of common units, net of offering costs	(1.6)
Issuance of common stock, net of offering costs	0.0
Contribution of capital from parent	1,663.5
Distribution of IPO proceeds to parent	0.0
Distribution to NiSource	0.0	(2.2)
Quarterly distributions to unitholders	(43.4)
Distribution to noncontrolling interest in Columbia OpCo	0.0
Distribution received from Columbia OpCo	0.0
Distribution to noncontrolling interest	0.0
Dividends paid - common stock	0.0
Transfer from parent	36.5
Net Cash Flows from Financing Activities	595.3	294.3
Change in cash and cash equivalents	81.8	0.1
Cash and cash equivalents at beginning of period	0.5	0.4
Cash and cash equivalents at beginning of period	82.3	0.5	0.4
Consolidating adjustments and eliminations
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities	(20.2)	(2.2)
Investing Activities
Capital expenditures	32.7	0.0
Insurance recoveries	0.0	0.0
Changes in short-term lendings-affiliated	233.3	0.0
Proceeds from disposition of assets	(32.7)	0.0
Contributions to equity investees	1,663.5	0.0
Distributions from equity investees	0.0
Other investing activities	0.0	0.0
Net Cash Flows used for Investing Activities	1,896.8	0.0
Financing Activities
Change in short-term borrowings	0.0
Change in short-term borrowings-affiliated	(233.3)	0.0
Issuance of long-term debt	0.0
Debt related costs	0.0	0.0
Issuance of long-term debt-affiliated	0.0	0.0
Payments of long-term debt-affiliated, including current portion	0.0
Proceeds from issuance of common units, net of offering costs	0.0
Issuance of common stock, net of offering costs	0.0
Contribution of capital from parent	(1,663.5)
Distribution of IPO proceeds to parent	0.0
Distribution to NiSource	0.0	2.2
Quarterly distributions to unitholders	43.4
Distribution to noncontrolling interest in Columbia OpCo	187.3
Distribution received from Columbia OpCo	(187.3)
Distribution to noncontrolling interest	23.2
Dividends paid - common stock	0.0
Transfer from parent	0.0
Net Cash Flows from Financing Activities	(1,876.6)	2.2
Change in cash and cash equivalents	0.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0	0.0
Predecessor
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities			457.2
Investing Activities
Capital expenditures			(674.8)
Insurance recoveries			6.4
Changes in short-term lendings-affiliated			(3.2)
Proceeds from disposition of assets			15.4
Contributions to equity investees			(125.5)
Distributions from equity investees			0.0
Other investing activities			(9.2)
Net Cash Flows used for Investing Activities			(790.9)
Financing Activities
Change in short-term borrowings			0.0
Change in short-term borrowings-affiliated			391.0
Issuance of long-term debt			0.0
Debt related costs			0.0
Issuance of long-term debt-affiliated			65.1
Payments of long-term debt-affiliated, including current portion			0.0
Proceeds from issuance of common units, net of offering costs			0.0
Issuance of common stock, net of offering costs			0.0
Distribution of IPO proceeds to parent			0.0
Distribution to NiSource			(123.0)
Distribution to noncontrolling interest			0.0
Dividends paid - common stock			0.0
Transfer from parent			0.0
Net Cash Flows from Financing Activities			333.1
Change in cash and cash equivalents			(0.6)
Cash and cash equivalents at beginning of period	$ 0.5	0.4	1.0
Cash and cash equivalents at beginning of period		0.5	0.4
Predecessor | Columbia Pipeline Group
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities			0.0
Investing Activities
Capital expenditures			0.0
Insurance recoveries			0.0
Changes in short-term lendings-affiliated			0.0
Proceeds from disposition of assets			0.0
Contributions to equity investees			0.0
Other investing activities			0.0
Net Cash Flows used for Investing Activities			0.0
Financing Activities
Change in short-term borrowings-affiliated			0.0
Issuance of long-term debt-affiliated			0.0
Distribution to NiSource			0.0
Net Cash Flows from Financing Activities			0.0
Change in cash and cash equivalents			0.0
Cash and cash equivalents at beginning of period		0.0	0.0
Cash and cash equivalents at beginning of period			0.0
Predecessor | Columbia Energy Group
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities			162.8
Investing Activities
Capital expenditures			0.0
Insurance recoveries			0.0
Changes in short-term lendings-affiliated			7.1
Proceeds from disposition of assets			0.0
Contributions to equity investees			0.0
Other investing activities			0.0
Net Cash Flows used for Investing Activities			7.1
Financing Activities
Change in short-term borrowings-affiliated			0.0
Issuance of long-term debt-affiliated			0.0
Distribution to NiSource			(170.0)
Net Cash Flows from Financing Activities			(170.0)
Change in cash and cash equivalents			(0.1)
Cash and cash equivalents at beginning of period		0.0	0.1
Cash and cash equivalents at beginning of period			0.0
Predecessor | Columbia OpCo
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities			0.0
Investing Activities
Capital expenditures			0.0
Insurance recoveries			0.0
Changes in short-term lendings-affiliated			0.0
Proceeds from disposition of assets			0.0
Contributions to equity investees			0.0
Other investing activities			0.0
Net Cash Flows used for Investing Activities			0.0
Financing Activities
Change in short-term borrowings-affiliated			0.0
Issuance of long-term debt-affiliated			0.0
Distribution to NiSource			0.0
Net Cash Flows from Financing Activities			0.0
Change in cash and cash equivalents			0.0
Cash and cash equivalents at beginning of period		0.0	0.0
Cash and cash equivalents at beginning of period			0.0
Predecessor | CPG OpCo GP
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities			0.0
Investing Activities
Capital expenditures			0.0
Insurance recoveries			0.0
Changes in short-term lendings-affiliated			0.0
Proceeds from disposition of assets			0.0
Contributions to equity investees			0.0
Other investing activities			0.0
Net Cash Flows used for Investing Activities			0.0
Financing Activities
Change in short-term borrowings-affiliated			0.0
Issuance of long-term debt-affiliated			0.0
Distribution to NiSource			0.0
Net Cash Flows from Financing Activities			0.0
Change in cash and cash equivalents			0.0
Cash and cash equivalents at beginning of period		0.0	0.0
Cash and cash equivalents at beginning of period			0.0
Predecessor | Non-Guarantor Subsidiaries
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities			410.6
Investing Activities
Capital expenditures			(674.8)
Insurance recoveries			6.4
Changes in short-term lendings-affiliated			(10.3)
Proceeds from disposition of assets			15.4
Contributions to equity investees			(125.5)
Other investing activities			(9.2)
Net Cash Flows used for Investing Activities			(798.0)
Financing Activities
Change in short-term borrowings-affiliated			391.0
Issuance of long-term debt-affiliated			65.1
Distribution to NiSource			(69.2)
Net Cash Flows from Financing Activities			386.9
Change in cash and cash equivalents			(0.5)
Cash and cash equivalents at beginning of period		0.4	0.9
Cash and cash equivalents at beginning of period			0.4
Predecessor | Consolidating adjustments and eliminations
Net Cash Flows (used for) from Operating Activities [Abstract]
Net Cash Flows (used for) from Operating Activities			(116.2)
Investing Activities
Capital expenditures			0.0
Insurance recoveries			0.0
Changes in short-term lendings-affiliated			0.0
Proceeds from disposition of assets			0.0
Contributions to equity investees			0.0
Other investing activities			0.0
Net Cash Flows used for Investing Activities			0.0
Financing Activities
Change in short-term borrowings-affiliated			0.0
Issuance of long-term debt-affiliated			0.0
Distribution to NiSource			116.2
Net Cash Flows from Financing Activities			116.2
Change in cash and cash equivalents			0.0
Cash and cash equivalents at beginning of period		$ 0.0	0.0
Cash and cash equivalents at beginning of period			$ 0.0